Earnings Per Common Share (Details) - USD ($)	6 Months Ended
	Jun. 30, 2023	Jun. 30, 2022
Earnings Per Share [Abstract]
Net income and comprehensive income from continuing operations, net of taxes	$ 1,676,753	$ 40,432,494
Net income and comprehensive income from discontinued operations, net of taxes	17,339,332	7,297,290
Net income	19,016,085	47,729,784
Comprehensive income	$ 19,016,085	$ 47,729,784
Weighted average number of common shares outstanding, basic (in shares)	94,784,704	94,610,088
Weighted average number of common shares outstanding, diluted (in shares)	94,784,704	94,610,088
Earnings per common share, basic, continuing operations (in dollars per share)	$ 0.02	$ 0.43
Earnings per common share, diluted, continuing operations (in dollars per share)	0.02	0.43
Earnings per common share, basic, discontinued operations (in dollars per share)	0.18	0.08
Earnings per common share, diluted, discontinued operations (in dollars per share)	0.18	0.08
Earnings per common share, basic, total (in dollars per share)	0.2	0.5
Earnings per common share, diluted, total (in dollars per share)	$ 0.2	$ 0.5